Consolidated Balance Sheets - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	SFr 18,695,040	SFr 31,536,803
Other financial assets	64,930	13,968
Receivables	68,373	118,028
Prepayments and deferred costs	661,221	720,063
Total current assets	19,489,564	32,388,862
Non-current assets
Right-of-use assets	565,344	543,340
Property, plant and equipment	67,760	27,626
Non-current financial assets	59,144	68,911
Total non-current assets	692,248	639,877
Total assets	20,181,812	33,028,739
Current liabilities
Current lease liabilities	308,611	373,025
Payables and accruals	2,491,927	4,196,411
Contract liability	733,668	945,737
Deferred income	86,481	165,389
Total current liabilities	3,620,687	5,680,562
Non-current liabilities
Non-current lease liabilities	258,785	177,220
Retirement benefits obligations	1,692,537	1,481,738
Deferred income		165,390
Total non-current liabilities	1,951,322	1,824,348
Equity
Share capital	32,848,635	32,848,635
Share premium	286,888,354	286,375,977
Reserves	8,578,702	7,146,506
Accumulated deficit	(313,705,888)	(300,847,289)
Total equity	14,609,803	25,523,829
Total liabilities and equity	SFr 20,181,812	SFr 33,028,739